UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES

Investment Company Act file number 811-5407

Trust For Credit Unions

(Exact name of registrant as specified in charter)

4900 Sears Tower
Chicago, Illinois 60606-6303

(Address of principal executive offices) (Zip code)

Howard B. Surloff, Esq.	Copies to: Jeffrey A. Dalke, Esq.
Goldman Sachs & Co.	Drinker Biddle & Reath LLP
One New York Plaza	One Logan Square
New York, New York 10004	18th and Cherry Streets Philadelphia, PA 19103

(Name and address of agents for service)

Registrant’s telephone number, including area code: (800) 621-2550

Date of fiscal year end: August 31

Date of reporting period: February 29, 2004

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

TRUST

for Credit Unions

Semi-Annual Report

February 29, 2004

TCU ECONOMIC SUMMARY

SEMI-ANNUAL REPORT ECONOMIC COMMENTARY

Dear Unitholders:

      This report provides an overview on the performance of the Trust for Credit Unions (TCU) Portfolios during the six-month reporting period that ended February 29, 2004.

Economic Summary

      While the economic landscape showed signs of improvement over the reporting period, continued labor weakness and the decline in consumer confidence cast uncertainty over an economic recovery. Mixed economic data resulted in lower interest rates during the six-month reporting period. At the beginning of the period, a combination of historically low levels of inflation, soft labor statistics and falling consumer sentiment helped to drive Treasury yields lower. The market reversed course somewhat in the fourth quarter of 2003, with Treasury prices declining as the market reacted to an improved economic backdrop. Consumer sentiment rose to its highest level since June 2002, due to more positive labor market data and gains across multiple sectors of the economy. The unemployment rate dropped from 6.1% to 5.9%; however, payroll numbers continued to come in weaker than expected. In response to stronger economic indicators, the Federal Reserve Board (the “Fed”) softened its tone regarding disinflation at its December 2003 meeting and shifted to a balanced risk assessment. Nevertheless, mixed economic signals going into the new year tempered this positive momentum. In addition, the trade deficit widened to $42.5 billion from $38.0 billion in February 2004.

      Since cutting short-term interest rates on June 25, 2003 to 1.00%, the Federal Open Market Committee has held rates steady. In his semiannual testimony to Congress on February 11, 2004, Chairman Alan Greenspan gave a relatively balanced view. To summarize his comments, he outlined positive prospects for the economy, but highlighted the uncertainties when he said, “Looking forward, the odds of sustained robust growth are good, although, as always, risks remain.” He also indicated that the Fed “can be patient in removing its current policy accommodation” due to slack in the labor market and low inflation.

The Fixed Income Markets Rise

      During the reporting period, the overall U.S. fixed income market, as measured by the Lehman Brothers Aggregate Bond Index, returned 4.92%. The market’s strength was surprising to some, given the growth of the economy. However, assurances by the Fed that it would maintain accommodative economic policies, a sluggish job recovery, and geopolitical concerns propelled the bond market for much of the period. As was the case with the equity markets, bond investors who assumed additional risks generated the best results, as high yield bonds generated superior returns compared to more conservative fixed income investments.

      As always, we appreciate your investment and look forward to serving your investment needs in the future.

Sincerely,

-s- Charles W. Filson

Charles W. Filson
President
Callahan Financial Services, Inc.
and Trust For Credit Unions
March 18, 2004

     The reports concerning the Portfolios included in this unitholder report may contain certain forward-looking statements about the factors that may affect the performance of the Portfolios in the future. These statements are based on Portfolio management’s predictions and expectations concerning certain future events and their expected impact on the Portfolios, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Portfolios. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

     This Semi-Annual Report is authorized for distribution to prospective investors only when preceded or accompanied by the Trust for Credit Unions Prospectus, which contains facts concerning the Portfolios’ objectives and policies, management, expenses and other information.

Please note that an investment in a TCU Portfolio is not a credit union deposit and is not insured or guaranteed by the National Credit Union Share Insurance Fund, the National Credit Union Administration, or any other government agency. Although the Money Market Portfolio seeks to preserve the value of your investment at $1.00 per unit, it is possible to lose money by investing in the Portfolio.

TCU MONEY MARKET PORTFOLIO

Objective

      The objective of the TCU Money Market Portfolio (“MMP” or the “Portfolio”) is to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing in high quality money market instruments authorized under the Federal Credit Union Act.

Performance Review

      For the six-month period that ended February 29, 2004, the MMP had a six-month simple average yield of 0.95%. This compared to the 0.72% return of the iMoneyNet Money Fund Report Averages for First Tier — Institutional Only Money Market Funds. As of February 29, 2004, the Portfolio had standardized seven-day current and effective yields, with fee waivers, of 0.96%. As of that date, the Portfolio’s standardized seven-day current and effective yields, without fee waivers, would have been 0.79%. The past performance of the Portfolio is no indication of its future results. Yields will fluctuate. Unless otherwise noted, performance reflects fee waivers in effect. In their absence, performance would be reduced.

Portfolio Composition and Investment Strategies

      The money market yield curve began to steepen in the second half of 2003. The economy was expanding — as evidenced by third quarter GDP rising to 8.2% — and there was concern about possible Fed tightening in mid-2004. As such, the Portfolio Management Team began to invest further out on the yield curve, primarily in the six- and 12-month sectors, in an effort to extend the duration of the Portfolio. However, soft economic data, especially in the labor market, caused the money market yield curve to rally significantly. Given the flat nature of the yield curve, the Portfolio Management Team shifted their investment focus to the shorter end of the curve, primarily buying three-month securities. Given the Goldman Sachs interest rate forecast of no Fed tightening until 2005, the Portfolio Management Team will attempt to take advantage of any future steepening in the yield curve.

      The supply of domestic bank-issued securities remained extremely low throughout the reporting period. In addition, U.S. government agencies continued issuing debt at a near record pace. This resulted in the credit spread between bank debt and government agencies shrinking to extremely tight levels. As a result, the Portfolio Management Team maintained a relatively high allocation to U.S. government agency securities.

Portfolio Composition as of February 29, 2004*

*	These percentages, which reflect Portfolio holdings as a percentage of total investments, may differ from those in the accompanying Statement of Investments, which reflect Portfolio holdings as a percentage of net assets.

TCU GOVERNMENT SECURITIES PORTFOLIO

Objective

      The TCU Government Securities Portfolio (“GSP” or the “Portfolio”) seeks to achieve a high level of current income, consistent with low volatility of principal, by investing in obligations authorized under the Federal Credit Union Act. Under normal circumstances, at least 80% of the net assets (measured at the time of purchase) of GSP will be invested in securities issued or guaranteed by the U.S. government, its agencies, instrumentalities or sponsored enterprises. The Portfolio expects these securities will be primarily mortgage-related securities. An investment in the Portfolio is neither insured nor guaranteed by the U.S. government. GSP’s maximum duration is equal to that of a Two-Year U.S. Treasury Security, and its target duration is to be no shorter than that of a Six-Month U.S. Treasury Bill Index and no longer than that of a One-Year U.S. Treasury Note Index. As of February 29, 2004, the Portfolio’s actual duration was 0.66 years, compared to 0.74 years for a Nine-Month Treasury average.

Performance Review

      For the six-month period that ended February 29, 2004, the cumulative total return of GSP was 1.47% versus the 0.75% cumulative total return for the nine-month Treasury average. (The nine-month Treasury average represents an equally weighted blend of the Six-Month U.S. Treasury Bill Index and the One-Year U.S. Treasury Note Index, as reported by Merrill Lynch. The Nine-Month Treasury Security does not reflect any fees or expenses.)

      The Portfolio’s net asset value fell slightly during the review period, closing at $9.57, versus $9.58 on August 31, 2003. As of February 29, 2004, the Portfolio’s standardized 30-day yield was 2.51% and its 30-day distribution rate was 3.28%. The past performance of the Portfolio is no indication of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, will be worth more or less than their original cost. Pursuant to the provisions of the Internal Revenue Code, the Portfolio distributes substantially all of its net investment company taxable income each year. The amount of these income distributions to unitholders, which are calculated in accordance with relevant tax requirements, can differ from the amount of the Portfolio’s net investment income for financial reporting purposes, which is calculated in accordance with generally accepted accounting principles.

Portfolio Composition and Investment Strategies

      The Treasury yield curve flattened over the reporting period as intermediate- to longer-term yields rallied more than yields at the shorter end of the curve. A significant part of the rally occurred at the beginning of the reporting period as disappointing labor statistics cast uncertainty over the economic recovery. The Portfolio Management Team dynamically adjusted the Portfolio’s duration positioning over the period as the market reacted to economic data. This strategy proved to be beneficial to performance as the Treasury market exhibited significant volatility over the period. The Portfolio Management Team is currently targeting a neutral duration position due to their view that the Fed will remain on hold, especially in the near term.

      Mortgage spreads ended the period tighter relative to Treasuries. Despite slowing down considerably in the fourth quarter 2003, refinancing rates climbed higher in 2004, hitting levels not seen in seven months. As volatility persisted in the mortgage market, the Portfolio continued to hold lower risk mortgages versus higher risk, longer-term securities. The Portfolio Management Team has emphasized buying current coupon 15-years and premium collateralized mortgage obligations (CMOs) in order to maximize option-adjusted spreads, while seeking to limit risk.

Portfolio Composition* (as of February 29, 2004)

Issuer Allocation* (as of February 29, 2004)

*	These percentages, which reflect Portfolio holdings as a percentage of total investments, may differ from those in the accompanying Statement of Investments, which reflect Portfolio holdings as a percentage of net assets.

TCU MORTGAGE SECURITIES PORTFOLIO

Objective

      The TCU Mortgage Securities Portfolio (“MSP” or the “Portfolio”) seeks to achieve a high level of current income, consistent with relatively low volatility of principal, by investing in obligations authorized under the Federal Credit Union Act. Under normal circumstances, at least 80% of the net assets (measured at the time of purchase) of MSP will be invested in mortgage-related securities. These securities include privately issued mortgage-related securities rated, at the time of purchase, in one of the two highest rating categories by a Nationally Recognized Statistical Rating Organization (NRSRO) and mortgage-related securities issued or guaranteed by the U.S. government, its agencies, instrumentalities or sponsored enterprises. Mortgage-related securities held by MSP may include adjustable rate and fixed rate mortgage pass-through securities, collateralized mortgage obligations and other multi-class mortgage-related securities, as well as other securities that are collateralized by or represent direct or indirect interests in mortgage-related securities or mortgage loans.

      An investment in the Portfolio is neither insured nor guaranteed by the U.S. government. MSP invests in obligations authorized under the Federal Credit Union Act with a maximum portfolio duration not to exceed that of a Three-Year U.S. Treasury Security and a target duration equal to that of its benchmark, the Two-Year U.S. Treasury Security. As of February 29, 2004, the Portfolio’s actual duration was 1.68 years, versus 1.88 years for its benchmark.

Performance Review

      The Portfolio’s cumulative total return for the six-month period ended February 29, 2004 was 2.79%, versus a 2.10% cumulative total return for the Two-Year U.S. Treasury Index. The Portfolio’s net asset value rose during the review period, closing at $9.82, versus $9.74 on August 31, 2003. As of February 29, 2004, the Portfolio’s standardized 30-day yield was 3.78% and its 30-day distribution rate was 4.05%. The past performance of the Portfolio is no indication of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, will be worth more or less than their original cost. Pursuant to the provisions of the Internal Revenue Code, the Portfolio distributes substantially all of its net investment company taxable income each year. The amount of these income distributions to unitholders, which are calculated in accordance with relevant tax requirements, can differ from the amount of the Portfolio’s net investment income for financial reporting purposes, which is calculated in accordance with generally accepted accounting principles.

Portfolio Composition and Investment Strategies

      The Treasury yield curve flattened over the reporting period as intermediate- to longer-term yields rallied more than yields at the shorter end of the curve. A significant part of the rally occurred at the beginning of the reporting period as disappointing labor statistics cast uncertainty over the economic recovery. The Portfolio Management Team dynamically adjusted the Portfolio’s duration positioning over the period as the market reacted to economic data. This strategy proved to be beneficial to performance as the Treasury market exhibited significant volatility over the period. The Portfolio Management Team is currently targeting a neutral duration position due to their view that the Fed will remain on hold, especially in the near term.

      Mortgage spreads ended the period tighter relative to Treasuries. Despite slowing down considerably in the fourth quarter 2003, refinancing rates climbed higher in 2004, hitting levels not seen in seven months. As volatility persisted in the mortgage market, the Portfolio continued to hold lower risk mortgages versus higher risk, longer-term securities. The Portfolio Management Team has emphasized buying current coupon 15 years and premium collateralized mortgage obligations (CMOs) in order to maximize option-adjusted spreads, while seeking to limit risk.

Portfolio Composition* (as of February 29, 2004)

Issuer Allocation* (as of February 29, 2004)

*	These percentages, which reflect Portfolio holdings as a percentage of total investments, may differ from those in the accompanying Statement of Investments, which reflect Portfolio holdings as a percentage of net assets.

TRUST FOR CREDIT UNIONS

MONEY MARKET PORTFOLIO

STATEMENT OF INVESTMENTS

February 29, 2004
(Unaudited)
($ in Thousands)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Certificates of Deposit (14.7%)
American Express Centurion Bank
$45,000	1.03%	03/12/2004	$45,000
First Tennessee Bank, N.A.
40,000	1.04	05/24/2004	40,000
M & I Marshall & IIsley Bank
40,000	1.08	03/18/2004	40,000
Wells Fargo Bank
45,000	1.02	03/15/2004	45,000

Total Certificates of Deposit			$170,000

Government Agency Securities (8.9%)
Federal Home Loan Bank
$10,000	1.22%	08/04/2004	$9,999
12,000	2.00	11/15/2004	12,043
Federal Home Loan Mortgage Corp. Discount Notes
7,300	1.13	06/09/2004	7,277
13,375	1.15	06/17/2004	13,329
10,000	6.25	07/15/2004	10,179
20,000	1.31	02/08/2005	19,750
Federal National Mortgage Association
25,000	6.50	08/15/2004	25,600
5,000	7.13	02/15/2005	5,275

Total Government Agency Securities			$103,452

Variable Rate Obligations# (21.1%)
Federal Farm Credit Bank
$25,000	0.98%	03/20/2004	$24,997
Federal Home Loan Bank
25,000	1.08	04/05/2004	24,999
25,000	0.99	05/25/2004	24,996
Federal Home Loan Mortgage Corp.
50,000	1.11	04/07/2004	50,000
Federal National Mortgage Association
25,000	1.11	03/10/2004	25,000
25,000	0.97	03/29/2004	24,982
20,000	1.02	04/28/2004	19,995
25,000	1.04	05/11/2004	24,993
25,000	1.04	05/18/2004	24,995

Total Variable Rate Obligations			$244,957

Total Investments Before Repurchase Agreements			$518,409

Repurchase Agreements—Unaffiliated Issuers^ (51.3%)
Deutsche Bank
$25,000	1.05%	04/06/2004	$25,000
Maturity Value: $25,066
Dated: 01/06/2004
Joint Account I*
135,400	1.01	03/01/2004	135,400
Maturity Value: $135,411
Joint Account II*
410,000	1.07	03/01/2004	410,000
Maturity Value: $410,036
UBS LLC
25,000	1.05	04/06/2004	25,000

Maturity Value: $25,065
Dated: 01/07/2004
Total Repurchase Agreements— Unaffiliated Issuers			$595,400

Repurchase Agreements—Affiliated Issuers (3.9%)
Goldman, Sachs & Co.
$45,000	1.04%	05/11/2004	$45,000

Maturity Value: $45,117
Dated: 02/11/2004
Total Repurchase Agreements— Affiliated Issuers			$45,000

Total Investments			$1,158,809

#	Variable rate securities. Coupon rates disclosed are those which are in effect at February 29, 2004. Maturity date shown is the date of the next coupon rate reset or actual maturity.

^	Unless noted, all repurchase agreements were entered into on February 27, 2004.

*	At February 29, 2004, Joint Account I was fully collateralized by U.S. Treasury obligations and Joint Account II was fully collateralized by Federal Agency obligations.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

The accompanying notes are an integral
part of these financial statements.

TRUST FOR CREDIT UNIONS

GOVERNMENT SECURITIES PORTFOLIO

STATEMENT OF INVESTMENTS

February 29, 2004
(Unaudited)
($ in Thousands)

Principal	Interest	Maturity
Amount	Rate	Date	Value

Mortgage-Backed Obligations (61.3%)
Adjustable Rate Federal Home Loan Mortgage Corp. (FHLMC) # (6.2%)
$811	3.00%	08/01/2017	$825
1,144	4.42	02/01/2018	1,156
181	3.44	04/01/2018	185
1,388	3.24	05/01/2018	1,425
544	3.21	07/01/2018	558
1,337	5.60	11/01/2018	1,363
2,152	3.18	08/01/2019	2,206
1,810	3.27	08/01/2019	1,858
6,825	6.88	11/01/2019	7,159
1,179	3.36	07/01/2021	1,214
1,298	3.09	11/01/2021	1,327
1,021	3.12	02/01/2022	1,044
4,723	3.47	02/01/2022	4,896
4,134	3.45	04/01/2022	4,278
342	2.33	11/01/2022	343
458	2.47	11/01/2022	462
2,594	3.34	11/01/2022	2,675
2,930	3.37	11/01/2022	3,020
1,639	3.38	06/01/2024	1,693
276	3.11	10/01/2024	284
984	5.88	10/01/2025	1,011
372	3.00	02/01/2028	379
872	2.99	04/01/2028	885
12,489	3.35	04/01/2028	12,874
2,743	6.48	08/01/2028	2,845
244	2.90	07/01/2029	246
1,034	3.68	05/01/2031	1,060
17,098	3.62	08/01/2031	17,577
8,824	3.40	07/01/2033	8,975
10,471	3.66	11/01/2033	10,688

Total Adjustable Rate FHLMC			$94,511

Adjustable Rate Federal National Mortgage Association (FNMA) # (13.3%)
$585	4.58%	10/01/2013	$586
467	5.30	07/01/2017	482
523	2.72	11/01/2017	530
391	3.06	11/01/2017	404
307	3.31	11/01/2017	310
915	2.93	03/01/2018	931
406	3.05	04/01/2018	415
341	2.99	05/01/2018	348
488	3.01	06/01/2018	497
82	3.50	06/01/2018	84
906	3.35	09/01/2018	929
4,703	3.20	10/01/2018	4,739
277	3.05	11/01/2018	282
1,329	3.37	12/01/2018	1,366
420	3.40	02/01/2019	425
618	3.01	05/01/2019	631
768	3.04	07/01/2019	783
2,062	7.07	12/01/2019	2,126
860	2.75	01/01/2020	883
331	3.07	05/01/2020	334
2,720	5.70	05/01/2020	2,835
1,411	4.09	12/01/2020	1,458
2,332	2.26	12/25/2020	2,384
8,517	3.36	01/01/2021	8,737
88	3.33	10/01/2021	89
684	3.39	11/01/2021	700
3,496	6.33	02/01/2022	3,644
1,609	3.09	05/01/2022	1,646
422	5.80	01/01/2023	437
979	3.55	03/01/2024	1,008
443	4.24	04/01/2025	459
3,343	3.18	09/01/2025	3,428
1,119	5.55	10/01/2025	1,154
962	2.94	07/01/2027	980
1,148	3.20	07/01/2027	1,164
1,876	3.85	04/01/2028	1,949
1,650	4.75	07/01/2028	1,715
1,046	4.67	01/01/2029	1,055
276	4.64	02/01/2029	279
1,072	6.16	07/01/2031	1,107
2,761	5.67	07/01/2032	2,841

The accompanying notes are an integral
part of these financial statements.

TRUST FOR CREDIT UNIONS

GOVERNMENT SECURITIES PORTFOLIO—(Continued)

STATEMENT OF INVESTMENTS

February 29, 2004
(Unaudited)
($ in Thousands)

Principal	Interest	Maturity
Amount	Rate	Date	Value

Mortgage-Backed Obligations—(Continued)
Adjustable Rate FNMA—(Continued)
$1,856	5.77%	07/01/2032	$1,922
2,481	6.80	09/01/2032	2,500
12,366	4.72	01/01/2033	12,764
7,280	5.36	01/01/2033	7,521
8,113	5.25	02/01/2033	8,382
1,582	4.50	03/01/2033	1,630
24,903	4.25	05/01/2033	25,595
5,271	4.55	05/01/2033	5,436
8,483	4.62	05/01/2033	8,751
9,397	3.45	07/01/2033	9,560
11,929	4.07	04/01/2034	12,154
6,439	4.65	08/01/2035	6,569
25,206	4.62	07/01/2036	25,717
10,578	2.66	06/01/2040	10,826
6,114	2.46	04/01/2041	6,230

Total Adjustable Rate FNMA			$201,711

Adjustable Rate Government National Mortgage Association (GNMA) # (0.4%)
$409	4.63%	11/20/2020	$422
151	4.75	09/20/2021	155
1,144	4.38	05/20/2022	1,166
710	4.75	09/20/2022	727
962	4.38	03/20/2023	977
668	4.75	07/20/2023	684
481	4.75	09/20/2023	493
668	4.75	09/20/2025	684
390	4.38	05/20/2026	397

Total Adjustable Rate GNMA			$5,705

Fixed Rate Federal Home Loan Mortgage Corp. (FHLMC) (2.8%)
$1,025	6.00%	07/01/2008	$1,089
3,037	6.00	05/01/2009	3,225
2,791	6.50	07/01/2010	2,983
564	6.50	11/01/2010	601
588	6.00	04/01/2011	625
935	6.00	10/01/2012	988
498	6.00	09/01/2013	526
2,070	6.50	09/01/2013	2,202
1,452	6.50	10/01/2013	1,544
928	6.50	05/01/2014	987
806	6.50	06/01/2014	856
8,889	6.00	12/01/2014	9,245
2,260	6.00	02/01/2015	2,389
3,466	8.00	12/01/2015	3,739
5,310	6.00	03/01/2016	5,511
614	6.50	07/01/2016	652
4,974	5.50	12/01/2018	5,187

Total Fixed Rate FHLMC			$42,349

Fixed Rate Federal National Mortgage Association (FNMA) (7.6%)
$1	7.00%	03/01/2004	$1
1	7.00	04/01/2004	1
1	6.00	06/01/2004	2
96	6.00	06/01/2008	102
848	6.00	07/01/2008	902
267	6.00	09/01/2008	284
428	6.00	10/01/2008	454
480	6.00	12/01/2008	510
1,119	6.00	01/01/2009	1,189
82	6.00	02/01/2009	87
221	6.00	03/01/2009	234
9,091	6.00	06/01/2009	9,342
24,678	5.50	01/01/2013	25,748
2,302	5.50	09/01/2014	2,411
2,893	5.50	03/01/2016	3,030
2,901	8.50	04/01/2016	3,211
1,846	5.50	11/01/2018	1,925
1,139	5.50	12/01/2018	1,188
2,095	7.00	09/01/2019	2,229
1,973	6.50	05/01/2021	2,081
2,817	6.50	06/01/2021	2,972
6,221	6.50	07/01/2021	6,561

The accompanying notes are an integral
part of these financial statements.

TRUST FOR CREDIT UNIONS

GOVERNMENT SECURITIES PORTFOLIO—(Continued)

STATEMENT OF INVESTMENTS

February 29, 2004
(Unaudited)
($ in Thousands)

Principal	Interest	Maturity
Amount	Rate	Date	Value

Mortgage-Backed Obligations—(Continued)
Fixed Rate FNMA—(Continued)
$1,130	7.00%	07/01/2021	$1,202
2,543	6.50	08/01/2021	2,682
10,722	7.00	10/01/2021	11,404
4,331	6.50	12/01/2021	4,570
6,311	6.50	01/01/2022	6,659
3,429	6.50	03/01/2022	3,618
4,934	7.00	06/01/2022	5,248
381	6.50	07/01/2022	402
8,208	6.50	09/01/2022	8,662
6,177	7.00	03/01/2032	6,554

Total Fixed Rate FNMA			$115,465

Fixed Rate Government National Mortgage Association (GNMA) (0.0%)
$614	7.00%	04/15/2026	$659

Collateralized Mortgage Obligations (CMOs) (31.0%) Regular Floater CMOs # (6.2%)
FHLMC Series 1009, Class D
$189	1.73%	10/15/2020	$189
FHLMC Series 1066, Class P
491	2.03	04/15/2021	491
FHLMC Series 1406, Class F
3,454	3.61	09/15/2022	3,517
FHLMC Series 1448, Class F
944	2.53	12/15/2022	958
FHLMC Series 1555, Class FA
999	2.33	08/15/2008	1,015
FHLMC Series 1575, Class FA
2,073	2.63	08/15/2008	2,120
FHLMC Series 1604, Class FC
1,933	3.54	11/15/2008	2,002
FHLMC Series 1618, Class FB
1,096	3.66	10/15/2008	1,131
FHLMC Series 1631, Class FJ
101	3.67	06/15/2022	102
FHLMC Series 1689, Class FD
11,718	3.70	10/15/2023	11,960
FHLMC Series 1698, Class FA
1,784	1.93	03/15/2009	1,809
FNMA REMIC Trust Series 1992-137, Class F
3,359	2.09	08/25/2022	3,416
FNMA REMIC Trust Series 1992-155, Class FC
3,753	1.94	09/25/2007	3,793
FNMA REMIC Trust Series 1993-093, Class FB
1,517	2.75	05/25/2008	1,548
FNMA REMIC Trust Series 1993-190, Class F
742	2.95	10/25/2008	765
FNMA REMIC Trust Series 1993-211, Class F
86	1.84	11/25/2008	86
FNMA REMIC Trust Series 1998-21, Class F
1,522	1.63	03/25/2028	1,500
FNMA Series 1993-027, Class F
4,207	2.24	02/25/2023	4,284
FNMA Series 2001-W4, Class AV1
6,970	1.23	02/25/2032	6,978
FNMA Series 2002-T7, Class A1
16,588	1.20	07/25/2032	16,585
FNMA Series 2002-W2, Class AV1
11,979	1.22	06/25/2032	11,981
FNMA Series 2003-T3, Class 1A
17,234	1.21	06/25/2033	17,234

Total Regular Floater CMOs			$93,464

Planned Amortization Class (PAC) CMOs (17.8%)
FHLMC REMIC Trust Series 1432, Class H
$789	7.50%	12/15/2007	$820
FHLMC Series 1250, Class J
1,962	7.00	05/15/2022	2,018
FHLMC Series 1489, Class H
622	6.25	10/15/2007	625
FHLMC Series 1512, Class H
1,639	6.50	02/15/2008	1,687

The accompanying notes are an integral
part of these financial statements.

TRUST FOR CREDIT UNIONS

GOVERNMENT SECURITIES PORTFOLIO—(Continued)

STATEMENT OF INVESTMENTS

February 29, 2004
(Unaudited)
($ in Thousands)

Principal	Interest	Maturity
Amount	Rate	Date	Value

Mortgage-Backed Obligations—(Continued)
Planned Amortization Class (PAC) CMOs—(Continued)
FHLMC Series 1513, Class N
$5,000	6.50%	05/15/2008	$5,284
FHLMC Series 1576, Class PH
1,501	6.00	01/15/2008	1,516
FHLMC Series 1617, Class PI
785	6.00	02/15/2022	786
FHLMC Series 1685, Class G
10,462	6.00	09/15/2023	10,946
FHLMC Series 1693, Class H
10,400	6.00	12/15/2008	10,767
FHLMC Series 1703, Class GA
3,816	6.50	10/15/2008	3,922
FHLMC Series 1720, Class PJ
5,231	7.25	01/15/2024	5,529
FHLMC Series 1727, Class G
2,853	6.50	02/15/2023	2,887
FHLMC Series 1993-15, Class J
3,136	6.75	03/25/2022	3,161
FHLMC Series 2039, Class PE
265	6.00	02/15/2012	265
FHLMC Series 2078, Class PL
925	6.25	06/15/2012	932
FHLMC Series 2102, Class PD
3,118	6.50	12/15/2027	3,182
FHLMC Series 2131, Class BD
193	6.00	07/15/2024	193
FHLMC Series 2348, Class PD
1,154	6.50	11/15/2014	1,165
FHLMC Series 2351, Class EH
3,692	6.50	07/15/2030	3,756
FHLMC Series 2368, Class PQ
11,188	6.50	08/15/2030	11,389
FHLMC Series 2406, Class PE
11,086	6.50	08/15/2030	11,248
FHLMC Series 2416, Class PF
4,173	6.00	08/15/2018	4,224
FHLMC Series 2420, Class BE
4,394	6.50	12/15/2030	4,525
FHLMC Series 2423, Class ME
6,746	7.00	02/15/2030	6,831
FHLMC Series 2440, Class OU
5,036	6.50	09/15/2009	5,330
FHLMC Series 2441, Class HC
4,685	6.50	09/15/2028	4,711
FHLMC Series 2445, Class OU
3,769	6.50	10/15/2009	3,970
FHLMC Series 2445, Class PU
1,617	6.50	10/15/2009	1,706
FHLMC Series 2466, Class PD
7,553	6.50	04/15/2030	7,721
FHLMC Series 2481, Class OC
2,000	5.50	08/15/2014	2,059
FHLMC Series 2489, Class PB
279	6.00	01/15/2026	279
FHLMC Series 2503, Class PE
6,000	6.00	01/15/2028	6,145
FHLMC Series 2518, Class PB
9,000	5.00	09/15/2021	9,132
FNMA REMIC Trust Series 1992-01, Class E
447	7.50	01/25/2007	469
FNMA REMIC Trust Series 1992-094, Class J
4,637	7.00	05/25/2007	4,845
FNMA REMIC Trust Series 1992-175, Class PH
3,773	7.00	10/25/2007	3,960
FNMA REMIC Trust Series 1993-114, Class G
838	6.50	11/25/2007	840
FNMA REMIC Trust Series 1996-21, Class PG
208	6.00	02/25/2010	209
FNMA REMIC Trust Series 1996-53, Class PE
3,207	6.50	11/18/2010	3,219
FNMA REMIC Trust Series 1997-84, Class PB
74	5.50	01/25/2008	74
FNMA Series 1993-181, Class G
5,841	6.25	06/25/2008	6,064
FNMA Series 1993-206, Class KA
5,694	6.50	12/25/2022	5,782

The accompanying notes are an integral
part of these financial statements.

TRUST FOR CREDIT UNIONS

GOVERNMENT SECURITIES PORTFOLIO—(Continued)

STATEMENT OF INVESTMENTS

February 29, 2004
(Unaudited)
($ in Thousands)

Principal	Interest	Maturity
Amount	Rate	Date	Value

Mortgage-Backed Obligations—(Continued)
Planned Amortization Class (PAC) CMOs—(Continued)
FNMA Series 1993-225, Class WC
$5,000	6.50%	12/25/2013	$5,329
FNMA Series 1994-51, Class PJ
2,000	6.50	09/25/2023	2,088
FNMA Series 1996-21, Class PJ
7,428	6.00	12/25/2010	7,749
FNMA Series 2001-49, Class P
53	7.00	03/25/2027	53
FNMA Series 2001-51, Class QL
2,007	6.00	01/25/2014	2,013
FNMA Series 2001-57, Class PC
4,712	6.50	09/25/2030	4,805
FNMA Series 2002-08, Class PC
4,558	6.50	01/25/2028	4,566
FNMA Series 2002-14, Class PD
18,764	6.00	10/25/2015	19,186
FNMA Series 2002-15, Class PE
10,000	6.00	10/25/2015	10,357
FNMA Series 2002-55, Class QB
3,477	5.50	08/25/2012	3,507
GNMA Series 2000-16, Class PB
1,568	7.50	02/16/2028	1,623
GNMA Series 2001-59, Class QJ
7,484	6.00	09/20/2028	7,617
GNMA Series 2001-60, Class PK
6,130	6.00	09/20/2028	6,229
GNMA Series 2001-61, Class EA
9,142	6.00	09/16/2028	9,338
GNMA Series 2001-64, Class PY
1,918	6.00	03/20/2029	1,927
GNMA Series 2002-1, Class PB
6,548	6.00	02/20/2029	6,672
GNMA Series 2002-3, Class LE
3,481	6.50	08/20/2030	3,547
GNMA Series 2002-4, Class PL
9,087	6.00	04/16/2029	9,174

Total PAC CMOs			$269,953

Sequential Fixed Rate CMOs (5.7%)
FHLMC Series 1216, Class GC
$5,517	7.00%	03/15/2007	$5,727
FHLMC Series 1331, Class O
6,286	8.00	07/15/2007	6,563
FHLMC Series 1461, Class H
3,760	6.50	01/15/2008	4,060
FHLMC Series 1755, Class M
570	6.00	05/15/2023	571
FHLMC Series 1823, Class C
1,492	6.00	12/15/2008	1,563
FHLMC Series 2152, Class AB
3,978	6.25	01/15/2026	4,025
FHLMC Series 2358, Class VB
9,040	6.50	04/15/2014	9,082
FHLMC Series 2367, Class BC
2,096	6.00	04/15/2016	2,155
FHLMC Series 2543, Class AD
2,545	8.50	01/15/2016	2,755
FHLMC Series 2663, Class KV
6,681	6.00	04/15/2012	6,946
FNMA REMIC Trust Series 1992-53, Class G
1,794	7.00	04/25/2007	1,879
FNMA Series 1996-35, Class Z
3,278	7.00	07/25/2026	3,478
FNMA Series 1998-57, Class U
968	6.00	03/25/2009	981
FNMA Series 1998-M5, Class A
4,104	6.36	12/25/2006	4,387
FNMA Series 1999-55, Class PA
304	7.00	06/18/2013	308
FNMA Series 2000-32, Class Z
5,656	7.50	10/18/2030	6,021
FNMA Series 2002-63, Class KB
4,438	4.75	02/25/2014	4,521
FNMA Series 2002-73, Class AD
3,018	8.50	12/25/2015	3,263
FNMA Series 2003-27, Class A
7,484	7.50	04/25/2018	8,087

The accompanying notes are an integral
part of these financial statements.

TRUST FOR CREDIT UNIONS

GOVERNMENT SECURITIES PORTFOLIO—(Continued)

STATEMENT OF INVESTMENTS

February 29, 2004
(Unaudited)
($ in Thousands)

Principal	Interest	Maturity
Amount	Rate	Date	Value

Mortgage-Backed Obligations—(Continued)
Sequential Fixed Rate CMOs—(Continued)
GNMA Series 2001-43, Class VB
$4,000	6.00%	08/20/2017	$4,160
GNMA Series 2002-30, Class HA
6,028	6.50	12/20/2028	6,048

Total Sequential Fixed Rate CMOs			$86,580

Support CMOs (1.3%)
FHLMC Series 1605, Class E
$19,038	6.50%	10/15/2008	$20,018

Targeted Amortization Class (TAC) CMOs (0.0%)
FNMA Series 1993-66, Class E
$611	7.00%	02/25/2023	$620

Total Collateralized Mortgage Obligations			$470,635

Total Mortgage-Backed Obligations (cost $933,863)			$931,035

Principal	Interest	Maturity
Amount	Rate	Date	Value

Agency Debentures (9.0%)

Federal Home Loan Bank
$ 15,000	6.96%	06/15/2005	$ 16,079
11,000	2.10	11/21/2005	11,077
12,000	3.79	11/28/2008	12,045
Federal Home Loan Mortgage Corp.
20,000	3.50	08/16/2005	20,208
20,000	2.75	05/05/2006	20,042
5,000	4.25	07/12/2006	5,053
6,600	5.38	08/16/2006	6,719
10,000	5.75	04/29/2009	10,074
Federal National Mortgage Association
11,000	5.00	05/14/2007	11,086
13,000	7.01	08/04/2009	13,304
Small Business Administration
1,090	1.83#	03/25/2014	1,093
Sri Lanka Aid
10,000	1.42#	11/01/2024	9,946

Total Agency Debentures (cost $137,188)			$136,726

The accompanying notes are an integral
part of these financial statements.

TRUST FOR CREDIT UNIONS

GOVERNMENT SECURITIES PORTFOLIO—(Continued)

STATEMENT OF INVESTMENTS

February 29, 2004
(Unaudited)
($ in Thousands)

Principal	Interest	Maturity
Amount	Rate	Date	Value

U.S. Treasury Obligations (16.9%)

United States Treasury Bond (0.9%)
$11,000	6.88%	08/15/2025	$13,903

United States Treasury Notes (15.5%)
$100,000	1.50%	02/28/2005	$100,352
56,200	1.25	05/31/2005	56,207
57,900	1.88	01/31/2006	58,196
20,600	1.63	02/28/2006	20,589

Total United States Treasury Notes			$235,344

United States Treasury Interest-Only Stripped Security@ (0.5%)
$10,000	4.26%	05/15/2012	$7,226

Total U.S. Treasury Obligations (cost $255,776)			$256,473

Total Investments Before Repurchase Agreement (cost $1,326,827)			$1,324,234

Repurchase Agreement (11.3%)
Joint Repurchase Agreement Account II^
$ 171,100	1.07%	03/01/2004	$171,100

Maturity Value: $171,115
Total Repurchase Agreement (cost $171,100)			$171,100

Total Investments (cost $1,497,927)			$1,495,334

#	Variable rate securities. Coupon rates disclosed are those which are in effect at February 29, 2004.

@	Represents security with notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate due to the amortization of related premiums or accretion of discounts.

^	Repurchase agreement was entered into on February 27, 2004.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

Investment Abbreviation:
REMIC—Real Estate Mortgage Investment Conduit

The accompanying notes are an integral
part of these financial statements.

TRUST FOR CREDIT UNIONS

MORTGAGE SECURITIES PORTFOLIO

STATEMENT OF INVESTMENTS

February 29, 2004
(Unaudited)
($ in Thousands)

Principal	Interest	Maturity
Amount	Rate	Date	Value

Mortgage-Backed Obligations (83.5%)

Fixed Rate Federal Home Loan Mortgage Corp. (FHLMC) Gold (15.6%)
$3,395	6.50%	03/01/2009	$3,629
165	7.00	03/01/2009	176
1,198	6.00	04/01/2009	1,272
133	7.00	04/01/2009	142
1,803	6.00	05/01/2009	1,914
1,804	7.00	06/01/2009	1,921
5,117	6.00	03/01/2012	5,396
102	7.00	03/01/2012	109
7,050	6.00	04/01/2012	7,434
2,076	7.00	12/01/2012	2,212
8,188	5.00	04/01/2013	8,419
164	8.00	07/01/2014	179
43,677	5.50	08/01/2014	45,777
51	7.00	03/01/2015	54
7,065	5.50	05/01/2015	7,405
713	5.50	06/01/2017	744
535	8.00	09/01/2017	585
882	5.50	10/01/2017	920
2,252	8.00	11/01/2017	2,447
2,224	5.50	03/01/2018	2,321
1,672	5.50	04/01/2018	1,745
698	5.50	05/01/2018	728
150	6.00	10/01/2018	157
7,842	5.50	11/01/2018	8,177
60	6.00	11/01/2018	63
1,047	5.50	12/01/2018	1,092
203	6.00	02/01/2021	213
1,196	6.00	05/01/2021	1,252
490	6.00	06/01/2021	513
376	6.00	01/01/2022	394
179	6.00	05/01/2022	188
76	6.00	07/01/2022	79
199	6.00	09/01/2022	209
394	6.00	01/01/2023	412
677	6.00	06/01/2023	709
10,409	6.00	10/01/2023	10,893
1,620	7.00	06/01/2032	1,719

Total Fixed Rate FHLMC Gold			$121,599

Fixed Rate Federal National Mortgage Association (FNMA) (32.9%)
$7	7.50%	12/01/2006	$8
21	6.00	09/01/2007	21
3,100	6.50	09/01/2008	3,300
1,416	6.00	12/01/2008	1,495
3,544	6.50	04/01/2009	3,791
153	6.00	11/01/2009	163
33	7.50	09/01/2010	35
13,747	6.00	12/01/2011	14,519
8,302	6.00	01/01/2012	8,776
2,706	6.00	04/01/2012	2,846
2,760	6.00	05/01/2012	2,903
3,438	6.00	06/01/2012	3,616
128	7.50	07/01/2012	136
6,743	6.00	09/01/2012	7,096
2,969	5.00	10/01/2012	3,075
1,159	5.00	11/01/2012	1,194
4,264	6.00	11/01/2012	4,507
1,103	5.00	01/01/2013	1,136
15,567	5.50	01/01/2013	16,242
781	6.00	01/01/2013	825
6	8.00	01/01/2013	7
6,594	5.00	02/01/2013	6,793
5,228	5.00	03/01/2013	5,386
831	6.00	05/01/2013	878
1,208	6.50	06/01/2013	1,286
351	6.50	07/01/2013	374

The accompanying notes are an integral
part of these financial statements.

TRUST FOR CREDIT UNIONS

MORTGAGE SECURITIES PORTFOLIO—(Continued)

STATEMENT OF INVESTMENTS

February 29, 2004
(Unaudited)
($ in Thousands)

Principal	Interest	Maturity
Amount	Rate	Date	Value

Mortgage-Backed Obligations—(Continued)

Fixed Rate FNMA—(Continued)
$228	6.50%	08/01/2013	$243
3,371	6.00	09/01/2013	3,564
1,780	6.00	11/01/2013	1,881
37	6.50	11/01/2013	40
23,628	6.00	12/01/2013	24,975
13	6.50	01/01/2014	14
1,504	6.00	02/01/2014	1,590
2,957	6.00	04/01/2014	3,124
2,401	6.00	05/01/2014	2,536
3,564	6.00	06/01/2014	3,766
2,989	6.00	07/01/2014	3,158
5,828	5.50	09/01/2014	6,103
2,987	5.50	12/01/2014	3,130
181	6.50	12/01/2014	192
3,213	6.00	06/01/2015	3,394
2,863	6.00	06/01/2017	3,019
8,082	6.00	07/01/2017	8,524
8,224	6.00	08/01/2017	8,674
23,476	6.00	09/01/2017	24,761
949	6.00	11/01/2017	1,000
84	6.50	11/01/2017	89
168	6.50	01/01/2018	178
51	6.00	02/01/2018	54
254	6.50	02/01/2018	268
6,296	5.50	05/01/2018	6,570
640	6.00	05/01/2018	672
2,025	5.50	06/01/2018	2,113
41	6.00	08/01/2018	43
38	6.00	09/01/2018	40
1,662	5.50	10/01/2018	1,733
131	6.50	10/01/2018	138
2,198	5.50	11/01/2018	2,293
3,394	6.00	11/01/2018	3,562
124	5.50	12/01/2018	129
5,098	6.00	12/01/2018	5,351
4,521	6.00	01/01/2019	4,745
63	6.00	02/01/2019	66
1,610	6.00	04/01/2019	1,683
337	6.00	05/01/2019	353
3,601	6.50	11/01/2021	3,798
406	6.00	10/01/2023	425
13,445	6.00	11/01/2023	14,087
2,141	6.00	01/01/2024	2,243
1,193	7.00	08/01/2028	1,268
2,587	7.00	11/01/2028	2,749
274	7.00	02/01/2032	291
683	7.00	05/01/2032	725
2,755	7.00	09/01/2032	2,940
3,078	6.50	06/01/2033	3,238

Total Fixed Rate FNMA			$255,940

Fixed Rate Government National Mortgage Association (GNMA) (0.5%)
$56	6.00%	07/15/2008	$60
21	6.00	08/15/2008	23
524	6.00	09/15/2008	562
580	6.00	10/15/2008	622
59	6.00	11/15/2008	63
87	6.00	12/15/2008	93
110	6.00	01/15/2009	118
49	6.00	02/15/2009	53
43	6.00	05/15/2009	45
6	8.50	07/15/2009	6
1	8.50	09/15/2009	2
5	8.50	12/15/2009	6
213	8.50	01/15/2010	235
129	8.50	02/15/2010	142
156	8.50	03/15/2010	172

The accompanying notes are an integral
part of these financial statements.

TRUST FOR CREDIT UNIONS

MORTGAGE SECURITIES PORTFOLIO—(Continued)

STATEMENT OF INVESTMENTS

February 29, 2004
(Unaudited)
($ in Thousands)

Principal	Interest	Maturity
Amount	Rate	Date	Value

Mortgage-Backed Obligations—(Continued)

Fixed Rate GNMA—(Continued)
$56	8.50%	04/15/2010	$62
54	8.50	05/15/2010	60
149	8.50	06/15/2010	164
36	8.50	07/15/2010	39
65	8.50	08/15/2010	71
38	8.50	10/15/2010	42
114	8.50	11/15/2010	126
151	8.50	12/15/2010	166
136	8.50	09/15/2011	149
165	8.50	10/15/2011	180
132	8.50	03/15/2012	146
238	8.50	07/15/2012	260

Total Fixed Rate GNMA			$3,667

Collateralized Mortgage Obligations (CMOs) (34.5%)
Adjustable Rate CMOs # (9.8%)
Countrywide Home Loans Series 2003-37, Class 1A1
$886	4.05%	08/25/2033	$892
DLJ Mortgage Acceptance Corp. Series 1993-Q3, Class A2
116	4.71	03/25/2023	116
Federal Home Loan Mortgage Corp.
5,984	3.62	08/01/2031	6,152
Federal National Mortgage Association
855	6.09	05/01/2032	871
2,548	6.80	09/01/2032	2,567
3,322	5.25	02/01/2033	3,432
7,985	3.74	12/01/2033	8,126
7,773	3.80	12/01/2033	7,957
7,669	4.07	04/01/2034	7,813
715	4.65	08/01/2035	730
743	4.61	07/01/2036	758
2,485	4.62	07/01/2036	2,535
Imperial Savings & Loan Association Series 1988-3, Class A
265	3.01	01/25/2018	272
Salomon Brothers Mortgage Securities VII, Inc. Series 1993-2, Class A1A
413	3.53	03/25/2023	413
Salomon Brothers Mortgage Securities VII, Inc. Series 1994-20, Class A
695	3.49	12/25/2024	718
Structured Asset Securities Corp. Series 2003-34A, Class 3A3
7,590	4.70	11/25/2033	7,727
Structured Asset Securities Corp. Series 2003-37A, Class 3A7
17,020	4.52	12/25/2033	17,210
Structured Asset Securities Corp. Series 2003-40A, Class 3A1
7,649	4.62	01/25/2034	7,761

Total Adjustable Rate CMOs			$76,050

Regular Floater CMOs # (1.4%)
CS First Boston Mortgage Securities Corp. Series 2004-AR2, Class 6A4
$4,000	1.42%	03/25/2034	$4,000
FHLMC Series 1448, Class F
2,202	2.53	12/15/2022	2,236
FNMA Series 1993-220, Class PF
1,138	3.50	09/25/2013	1,147
Sequoia Mortgage Trust Series 2004-2, Class A
4,000	1.45	03/20/2034	4,000

Total Regular Floater CMOs			$11,383

The accompanying notes are an integral
part of these financial statements.

TRUST FOR CREDIT UNIONS

MORTGAGE SECURITIES PORTFOLIO—(Continued)

STATEMENT OF INVESTMENTS

February 29, 2004
(Unaudited)
($ in Thousands)

Principal	Interest	Maturity
Amount	Rate	Date	Value

Mortgage-Backed Obligations—(Continued)

Planned Amortization Class (PAC) CMOs (12.3%)
FHLMC Series 043, Class PF
$487	6.50%	02/17/2021	$487
FHLMC Series 1506, Class PI
4,837	6.75	05/15/2008	5,226
FHLMC Series 1661, Class PJ
14,000	6.50	01/15/2009	15,053
FHLMC Series 1693, Class H
13,730	6.00	12/15/2008	14,213
FHLMC Series 1720, Class PJ
2,615	7.25	01/15/2024	2,765
FHLMC Series 2423, Class MB
7,423	7.00	07/15/2030	7,543
FHLMC Series 2498, Class PT
12,000	5.00	10/15/2014	12,273
FNMA REMIC Trust 1992-193, Class HB
11,176	6.50	11/25/2007	11,720
FNMA REMIC Trust Series 1994-23, Class PE
1,761	6.00	08/25/2022	1,795
FNMA Series 2001-51, Class QL
1,026	6.00	01/25/2014	1,030
FNMA Series 2001-57, Class PC
2,356	6.50	09/25/2030	2,403
FNMA Series 2002-22, Class VB
3,125	6.50	08/25/2009	3,282
GNMA REMIC Trust Series 2002-45, Class QD
5,000	6.50	06/20/2031	5,227
GNMA Series 2001-59, Class QJ
3,742	6.00	09/20/2028	3,808
GNMA Series 2001-60, Class PK
3,065	6.00	09/20/2028	3,114
GNMA Series 2002-1, Class PB
3,447	6.00	02/20/2029	3,512
GNMA Series 2002-3, Class LE
1,874	6.50	08/20/2030	1,910
Structured Mortgage Securities Corp. Series 1994-1, Class A2
80	6.56	05/25/2009	80

Total PAC CMOs			$95,441

Sequential Fixed Rate CMOs (8.9%)
American Housing Trust Series VI, Class 1-I
$3,027	9.15%	05/25/2020	$3,041
Countrywide Alternative Loan Trust Series 2002-4, Class 1A3
34	6.50	05/25/2032	34
FHLMC Series 1301, Class F
234	7.00	03/15/2007	235
FHLMC Series 1342, Class H
2,870	7.50	08/15/2007	2,979
FHLMC Series 1980, Class Z
3,222	7.00	07/15/2027	3,440
FHLMC Series 2236, Class Z
14,356	8.50	06/15/2030	16,077
FHLMC Series 2281, Class VD
8,185	6.00	08/15/2018	8,545
FHLMC Series 2417, Class VK
5,000	6.00	07/15/2018	5,249
First Nationwide Trust Series 1999-1, Class 2A7
3,149	6.50	03/25/2029	3,247

The accompanying notes are an integral
part of these financial statements.

TRUST FOR CREDIT UNIONS

MORTGAGE SECURITIES PORTFOLIO—(Continued)

STATEMENT OF INVESTMENTS

February 29, 2004
(Unaudited)
($ in Thousands)

Principal	Interest	Maturity
Amount	Rate	Date	Value

Mortgage-Backed Obligations—(Continued)

Sequential Fixed Rate CMOs—(Continued)
FNMA REMIC Trust Series 1988-12, Class A
$674	6.04%	02/25/2018	$784
FNMA REMIC Trust Series 1992-4, Class H
1,985	7.50	02/25/2007	2,075
FNMA REMIC Trust Series 1992-53, Class G
2,192	7.00	04/25/2007	2,297
FNMA REMIC Trust Series 1993-035, Class H
1,555	6.75	02/25/2008	1,608
FNMA REMIC Trust Series 1993-131, Class Z
1,600	7.00	07/25/2008	1,680
FNMA Series 2001-42, Class HG
2,124	10.00	09/25/2016	2,388
FNMA Series 2002-63, Class KB
4,438	4.75	02/25/2014	4,521
FNMA Series G92-44, Class Z
4,584	8.00	07/25/2022	5,039
GNMA Series 2001-62, Class BL
3,000	6.50	11/16/2017	3,184
Master Seasoned Securities Trust Series 2003-1, Class 1A1
304	7.00	02/25/2033	309
PNC Mortgage Securities Corp. Series 1998-5, Class 3A1
825	6.63	06/25/2013	824
Salomon Brothers Mortgage Securities VII, Inc. Series 1999-6, Class A1
15	6.50	12/20/2029	15
Structured Asset Securities Corp. Series 2002-3, Class 2A1
1,542	6.50	03/25/2032	1,578

Total Sequential Fixed Rate CMOs			$69,149

Other—CMO (2.1%)
Bear Stearns Alt-A Trust Series 2004-3, Class A1
$9,889	1.41%	04/25/2034	$9,889
Greenwich Capital Series 2004-1, Class 1A1
6,798	1.39	03/19/2034	6,798

Total Other—CMO			$16,687

Total Collateralized Mortgage Obligations			$268,710

Total Mortgage-Backed Obligations (cost $648,196)			$649,916

Agency Debentures (2.3%)
Federal Home Loan Bank
$5,000	3.50%	08/15/2006	$5,166
13,000	2.63	05/15/2007	13,039

Total Agency Debentures (cost $18,092)			$18,205

U.S. Treasury Obligations (11.8%)
United States Treasury Bonds (1.0%)
$2,700	8.88%	08/15/2017	$3,913
3,100	6.88	08/15/2025	3,918

Total United States Treasury Bonds			$7,831

The accompanying notes are an integral
part of these financial statements.

TRUST FOR CREDIT UNIONS

MORTGAGE SECURITIES PORTFOLIO—(Continued)

STATEMENT OF INVESTMENTS

February 29, 2004
(Unaudited)
($ in Thousands)

Principal	Interest	Maturity
Amount	Rate	Date	Value

U.S. Treasury Obligations—(Continued)

United States Treasury Notes (4.8%)
$18,900	1.88%	01/31/2006	$18,997
6,700	1.63	02/28/2006	6,696
11,000	2.63	11/15/2006	11,180

Total United States Treasury Notes			$36,873

United States Treasury Interest-Only Stripped Security@ (6.0%)
$4,000	4.20%	02/15/2012	$2,933
48,300	4.26	05/15/2012	34,899
14,000	4.57	02/15/2014	9,133

Total United States Treasury Interest-Only Stripped Security			$46,965

Total U.S. Treasury Obligations (cost $90,570)			$91,669

Total Investments Before Repurchase Agreement (cost $756,858)			$759,790

Repurchase Agreement (6.8%)
Joint Repurchase Agreement Account II^
$52,800	1.07%	03/01/2004	$52,800

Maturity Value: $52,805
Total Repurchase Agreement (cost $52,800)			$52,800

Total Investments (cost $809,658)			$812,590

#	Variable rate securities. Coupon rates disclosed are those which are in effect at February 29, 2004.
@	Represents security with notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate due to the amortization of related premiums or accretion of discounts.
^	Repurchase agreement was entered into on February 27, 2004.
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

Investment Abbreviation: REMIC—Real Estate Mortgage Investment Conduit

The accompanying notes are an integral
part of these financial statements.

TRUST FOR CREDIT UNIONS

STATEMENTS OF ASSETS AND LIABILITIES

February 29, 2004
(Unaudited)

		Government	Mortgage
	Money Market	Securities	Securities
	Portfolio	Portfolio	Portfolio

ASSETS
Investment in unaffiliated securities, at value (identified cost $518,408,607, $1,326,827,412 and $756,858,414, respectively)	$518,408,607	$1,324,233,861	$759,790,205
Repurchase agreements— unaffiliated issuers	595,400,000	171,100,000	52,800,000
Repurchase agreements— affiliated issuers	45,000,000	—	—
Cash	6,015	64,611	4,228,661
Receivables:
Investment securities sold	—	39,265,514	32,860,100
Interest	785,526	6,766,566	3,237,766
Fund shares sold	770,019	—	—
Other assets	54,366	30,737	14,834

Total assets	1,160,424,533	1,541,461,289	852,931,566

LIABILITIES
Payables:
Investment securities purchased	—	20,571,658	72,628,106
Dividends	372,467	2,611,048	1,883,858
Advisory fees	58,135	238,829	122,848
Administration fees	16,610	119,414	30,712
Accrued expenses	84,852	36,255	52,179

Total liabilities	532,064	23,577,204	74,717,703

NET ASSETS
Paid-in capital	1,159,892,469	1,553,007,672	785,941,343
Accumulated distributions in excess of net investment income	—	(4,767,734)	(1,306,129)
Accumulated net realized loss on investment transactions	—	(27,762,302)	(9,353,142)
Net unrealized gain (loss) on investments	—	(2,593,551)	2,931,791

Net assets	$1,159,892,469	$1,517,884,085	$778,213,863

Net asset value & public offering price per Unit (net assets/ Units outstanding)	$1.00	$9.57	$9.82

UNITS OUTSTANDING
Total Units outstanding, $0.001 par value (unlimited number of Units authorized)	1,159,892,469	158,625,521	79,243,272

The accompanying notes are an integral
part of these financial statements.

TRUST FOR CREDIT UNIONS

STATEMENTS OF OPERATIONS

For the Six Months Ended February 29, 2004
(Unaudited)

	Money	Government	Mortgage
	Market	Securities	Securities
	Portfolio	Portfolio	Portfolio

Investment income:
Interest income–unaffiliated	$5,649,213	$19,536,340	$14,508,919
Interest income–affiliated	24,700	—	—

Total income	$5,673,913	$19,536,340	$14,508,919

Expenses:
Advisory fees	865,876	1,493,138	771,391
Administration fees	527,525	746,569	192,848
Custodian and accounting fees	87,037	118,345	100,443
Trustees’ fees	28,341	25,425	12,784
Professional fees	24,110	23,035	17,768
Printing fees	9,000	7,750	4,998
Registration fees	3,441	4,980	4,378
Transfer Agent fees	—	2,728	1,173
Other expenses	8,000	27,472	18,293

Total expenses	1,553,330	2,449,442	1,124,076
Less—expense reductions	(918,824)	(1,610)	(2,649)

Net expenses	634,506	2,447,832	1,121,427

Net investment income	5,039,407	17,088,508	13,387,492
Net realized gain (loss) on investment transactions	7,733	(2,685,261)	1,217,921
Net change in unrealized gain on investments	—	6,612,569	7,311,622

Net increase in net assets resulting from operations	$5,047,140	$21,015,816	$21,917,035

The accompanying notes are an integral
part of these financial statements.

TRUST FOR CREDIT UNIONS

STATEMENTS OF CHANGES IN NET ASSETS

For the Six Months Ended February 29, 2004
(Unaudited)

		Government	Mortgage
	Money Market	Securities	Securities
	Portfolio	Portfolio	Portfolio

From operations:
Net investment income	$5,039,407	$17,088,508	$13,387,492
Net realized gain (loss) on investment transactions	7,733	(2,685,261)	1,217,921
Net change in unrealized gain on investments	—	6,612,569	7,311,622

Net increase in net assets resulting from operations	5,047,140	21,015,816	21,917,035

Distributions to Unitholders:
From net investment income	(5,047,140)	(23,518,076)	(15,025,013)

Total distributions to Unitholders	(5,047,140)	(23,518,076)	(15,025,013)

From Unit Transactions:
Proceeds from sales of Units	4,826,883,993	66,725,000	9,636,376
Reinvestment of dividends and distributions	2,767,002	7,998,958	3,795,154
Cost of Units repurchased	(4,892,764,194)	(42,331,326)	(37,098,469)

Net increase (decrease) in net assets resulting from Unit transactions	(63,113,199)	32,392,632	(23,666,939)

Total increase (decrease)	(63,113,199)	29,890,372	(16,774,917)

Net assets:
Beginning of period	1,223,005,668	1,487,993,713	794,988,780

End of period	$1,159,892,469	$1,517,884,085	$778,213,863

Accumulated distributions in excess of net investment income	$—	$(4,767,734)	$(1,306,129)

Summary of Unit Transactions:
Units sold	4,826,883,993	6,965,319	984,837
Reinvestment of dividends and distributions	2,767,002	835,551	387,972
Units repurchased	(4,892,764,194)	(4,421,608)	(3,790,073)

Net increase (decrease) in Units outstanding	(63,113,199)	3,379,262	(2,417,264)

The accompanying notes are an integral
part of these financial statements.

TRUST FOR CREDIT UNIONS

STATEMENTS OF CHANGES IN NET ASSETS

For the Year Ended August 31, 2003

		Government	Mortgage
	Money Market	Securities	Securities
	Portfolio	Portfolio	Portfolio

From operations:
Net investment income	$20,952,668	$33,706,629	$21,437,490
Net realized gain (loss) on investment transactions	—	(365,369)	1,110,404
Net change in unrealized loss on investments	—	(10,559,226)	(9,953,967)

Net increase in net assets resulting from operations	20,952,668	22,782,034	12,593,927

Distributions to Unitholders:
From net investment income	(20,952,668)	(43,583,177)	(26,781,905)

Total distributions to Unitholders	(20,952,668)	(43,583,177)	(26,781,905)

From Unit Transactions:
Proceeds from sales of Units	12,560,017,374	447,800,100	479,741,535
Reinvestment of dividends and distributions	10,397,989	13,526,419	7,499,843
Cost of Units repurchased	(13,163,954,758)	(9,960,860)	(55,816,894)

Net increase (decrease) in net assets resulting from Unit transactions	(593,539,395)	451,365,659	431,424,484

Total increase (decrease)	(593,539,395)	430,564,516	417,236,506

Net assets:
Beginning of year	1,816,545,063	1,057,429,197	377,752,274

End of year	$1,223,005,668	$1,487,993,713	$794,988,780

Accumulated undistributed net investment income	$—	$1,661,834	$331,392

Summary of Unit Transactions:
Units sold	12,560,017,374	46,205,705	48,483,076
Reinvestment of dividends and distributions	10,397,989	1,397,232	759,892
Units repurchased	(13,163,954,758)	(1,031,732)	(5,618,948)

Net increase (decrease) in Units outstanding	(593,539,395)	46,571,205	43,624,020

The accompanying notes are an integral

part of these financial statements.

TRUST FOR CREDIT UNIONS

MONEY MARKET PORTFOLIO

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A UNIT OUTSTANDING THROUGHOUT EACH PERIOD

		Income from	Distributions
		investment	to								Ratios assuming
		operations(a)	unitholders								no expense reductions

									Ratio of				Ratio of
							Ratio of		net investment		Ratio of total		net investment
	Net asset	Net	From net	Net asset		Net assets	net expenses		income to		expenses to		income to
	value, beginning	investment	investment	value, end	Total	at end of	to average		average		average		average
	of period	income	income	of period	return(b)	period (000)’s	net assets		net assets		net assets		net assets

Six months ended (Unaudited):
2/29/04	$1.00	$0.005	$(0.005)	$1.00	0.48%	$1,159,892	0.12	%(c)	0.96	%(c)	0.29	%(c)	0.79	%(c)
Years ended:
8/31/03	1.00	0.01	(0.01)	1.00	1.25	1,223,006	0.11		1.25		0.28		1.08
8/31/02	1.00	0.02	(0.02)	1.00	1.99	1,816,545	0.11		1.97		0.28		1.80
8/31/01	1.00	0.05	(0.05)	1.00	5.42	1,981,814	0.11		4.80		0.28		4.63
8/31/00	1.00	0.06	(0.06)	1.00	5.95	446,474	0.12		5.71		0.30		5.53
8/31/99	1.00	0.05	(0.05)	1.00	5.09	1,068,369	0.13		4.94		0.30		4.77

(a)	Calculated based on average units outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period. Returns for periods less than one year are not annualized.
(c)	Annualized.

The accompanying notes are an integral

part of these financial statements.

TRUST FOR CREDIT UNIONS

GOVERNMENT SECURITIES PORTFOLIO

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A UNIT OUTSTANDING THROUGHOUT EACH PERIOD

		Income from				Distributions to
		investment operations				unitholders
												Ratio of
	Net asset			Net realized	Total	From	Net asset		Net assets	Ratio of		net investment
	value,	Net		and unrealized	from	net	value,		at end	net expenses		income		Portfolio
	beginning	investment		gain (loss)	investment	investment	end of	Total	of period	to average		to average		turnover
	of period	income		on investments	operations	income	period	return(b)	(000’s)	net assets		net assets		rate(c)

Six months ended (Unaudited):
2/29/04	$9.58	$0.11	(a)	$0.03	$0.14	$(0.15)	$9.57	1.47%	$1,517,884	0.33	%(e)	2.29	%(e)	49%
Years ended:
8/31/03	9.73	0.26	(a)	(0.07)	0.19	(0.34)	9.58	1.97	1,487,994	0.33		2.70		128
8/31/02	9.72	0.38	(a)(d)	0.09 (d)	0.47	(0.46)	9.73	4.94	1,057,429	0.34		3.88	(d)	122
8/31/01	9.63	0.61	(a)	0.08	0.69	(0.60)	9.72	7.38	607,213	0.34		6.27		35
8/31/00	9.65	0.59	(a)	(0.04)	0.55	(0.57)	9.63	5.90	539,803	0.34		6.15		61
8/31/99	9.79	0.54		(0.14)	0.40	(0.54)	9.65	4.25	693,157	0.33		5.60		153

(a)	Calculated based on average units outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period. Returns for periods less than one year are not annualized.
(c)	Includes the effect of mortgage dollar roll transactions, if any.
(d)	As required, effective September 1, 2001, the Portfolio has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities and reclassifying all paydown losses to income. The effect of these changes for the year ended August 31, 2002 was to decrease net investment income per unit by $0.05, increase net realized and unrealized gains and losses per unit by $0.05, and decrease the ratio of net investment income to average net assets by 0.53%. Per unit data for years prior to September 1, 2001 have not been restated to reflect this change in presentation.
(e)	Annualized.

The accompanying notes are an integral

part of these financial statements.

TRUST FOR CREDIT UNIONS

MORTGAGE SECURITIES PORTFOLIO

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A UNIT OUTSTANDING THROUGHOUT EACH PERIOD

		Income from				Distributions to
		investment operations				unitholders
												Ratio of
	Net asset			Net realized	Total	From	Net asset		Net assets	Ratio of		net investment
	value,	Net		and unrealized	from	net	value,		at end	net expenses		income		Portfolio
	beginning	investment		gain (loss)	investment	investment	end of	Total	of period	to average		to average		turnover
	of period	income		on investments	operations	income	period	return(b)	(000’s)	net assets		net assets		rate(c)

Six months ended (Unaudited):
2/29/04	$9.74	$0.17	(a)	$0.10	$0.27	$(0.19)	$9.82	2.79%	$778,214	0.29	%(e)	3.47	%(e)	110%
Years ended:
8/31/03	9.93	0.36	(a)	(0.09)	0.27	(0.46)	9.74	2.74	794,989	0.30		3.64		275
8/31/02	9.84	0.51	(a)(d)	0.12 (d)	0.63	(0.54)	9.93	6.60	377,752	0.31		5.14	(d)	170
8/31/01	9.56	0.62	(a)	0.27	0.89	(0.61)	9.84	9.60	481,266	0.30		6.35		164
8/31/00	9.57	0.60	(a)	(0.02)	0.58	(0.59)	9.56	6.30	455,283	0.30		6.27		84
8/31/99	9.90	0.57		(0.33)	0.24	(0.57)	9.57	2.51	492,605	0.29		5.87		168

(a)	Calculated based on average units outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period. Returns for periods less than one year are not annualized.
(c)	Includes the effect of mortgage dollar roll transactions, if any.
(d)	As required, effective September 1, 2001, the Portfolio has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began reclassifying all paydown losses to income. The effect of this change for the year ended August 31, 2002 was to decrease net investment income per unit by $0.04, increase net realized and unrealized gains and losses per unit by $0.04, and decrease the ratio of net investment income to average net assets by 0.43%. Per unit data for years prior to September 1, 2001 have not been restated to reflect this change in presentation.
(e)	Annualized.

The accompanying notes are an integral

part of these financial statements.

TRUST FOR CREDIT UNIONS

NOTES TO FINANCIAL STATEMENTS

February 29, 2004

(Unaudited)

1.     Organization

      Trust for Credit Unions is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company consisting of three diversified portfolios: Money Market Portfolio, Government Securities Portfolio and Mortgage Securities Portfolio (collectively, “the Portfolios” or individually, a “Portfolio”). Units of the Portfolios are offered for sale solely to state and federally chartered credit unions.

2.     Summary of Significant Accounting Policies

      The following is a summary of significant accounting policies consistently followed by the Portfolios. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that may affect the reported amounts. Actual results could differ from those estimates.

  A.     Investment Valuation

      For the Government Securities and Mortgage Securities Portfolios, investments in mortgage-backed, asset-backed and U.S. Treasury obligations for which accurate market quotations are readily available are valued on the basis of quotations furnished by a pricing service or provided by dealers in such securities. Portfolio securities for which accurate market quotations are not readily available are valued based on yield equivalents, pricing matrices or other sources, under valuation procedures established by the Portfolios’ Board of Trustees. Securities of the Money Market Portfolio and short-term debt obligations maturing in sixty days or less for the Government Securities Portfolio and Mortgage Securities Portfolio are valued at amortized cost, which approximates market value.

  B.     Security Transactions and Investment Income

      Security transactions are recorded as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis. Interest income is recorded on the basis of interest accrued, premium amortized and discount accreted.

      Market discounts and market premiums on debt securities are amortized to interest income over the life of the security with a corresponding adjustment in the cost basis of that security. For the Government Securities Portfolio and Mortgage Securities Portfolio, premiums on interest-only securities and on collateralized mortgage obligations with nominal principal amounts are amortized on an effective yield basis over the expected life of the respective securities. All paydown gains and losses are classified

TRUST FOR CREDIT UNIONS

NOTES TO FINANCIAL STATEMENTS—(Continued)

February 29, 2004

(Unaudited)

2.     Summary of Significant Accounting Policies— (Continued)

as interest income in the accompanying Statements of Operations. Certain mortgage security paydown gains and losses are taxable as ordinary income. Such paydown gains and losses increase or decrease taxable ordinary income available for distribution. Original issue discounts (“OID”) on debt securities are accreted to interest income over the life of the security with a corresponding increase in the cost basis of that security.

  C.     Federal Taxes

      It is each Portfolio’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its unitholders. Accordingly, no federal tax provisions are required. Income distributions to unitholders are recorded on ex-dividend date, declared daily and paid monthly by the Portfolios.

      The characterization of distributions to unitholders for financial reporting purposes is determined in accordance with federal income tax rules. Therefore, the source of a Portfolio’s distributions may be shown in the accompanying financial statements as either from net investment income or net realized gains, or from paid-in capital depending on the type of book/tax differences that may exist.

  D.     Expenses

      Expenses incurred by the Portfolios that do not specifically relate to an individual Portfolio are generally allocated to the Portfolios based on each Portfolio’s relative average net assets for the period.

  E.     Repurchase Agreements

      Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price.

      During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolios, including accrued interest, is required to equal or exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolios’ custodian or designated subcustodians under triparty repurchase agreements.

TRUST FOR CREDIT UNIONS

NOTES TO FINANCIAL STATEMENTS—(Continued)

February 29, 2004

(Unaudited)

2.     Summary of Significant Accounting Policies— (Continued)

  F.     When-Issued Securities

      Consistent with National Credit Union Association (NCUA) rules and regulations, the Government Securities and Mortgage Securities Portfolios may purchase or sell securities in when-issued transactions. The value of a when-issued security sale is recorded as a liability on the Portfolios’ records with the difference between its market value and cash proceeds received being recorded as an unrealized gain or loss. Gains or losses are realized upon delivery of the security sold.

3.     Agreements

      Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman, Sachs & Co. (“Goldman Sachs”), serves as investment adviser pursuant to an Advisory Agreement (“the Agreement”) with the Portfolios. Under the Agreement, GSAM manages the Portfolios, subject to the general supervision of the Trust’s Board of Trustees. As compensation for services rendered pursuant to the Agreement and the assumption of the expenses related thereto, GSAM is entitled to a fee, computed daily and payable monthly, at the following annual rates as a percentage of each respective Portfolio’s average daily net assets:

Portfolio	Asset levels	Fee

Money Market	up to $300 million	0.20%
	in excess of $300 million	0.15
Government Securities	All	0.20
Mortgage Securities	All	0.20

      GSAM has voluntarily agreed to limit its advisory fee with respect to the Money Market Portfolio to 0.07% of average daily net assets. This voluntary limitation may be modified or eliminated by GSAM in the future at its discretion. For the six months ended February 29, 2004, GSAM waived advisory fees amounting to approximately $497,000.

      Callahan Credit Union Financial Services Limited Liability Limited Partnership (“CUFSLP”) serves as the Portfolios’ administrator pursuant to an Administration Agreement. Callahan Financial Services, Inc. serves as a general partner to CUFSLP, and 40 major credit unions are limited partners. Under the Administration Agreement, CUFSLP, subject to the general supervision of the Portfolios’ Trustees, provides certain administrative services to the Portfolios. As compensation for services rendered under the Administration Agreement, CUFSLP is entitled to the following fees, computed daily and payable

TRUST FOR CREDIT UNIONS

NOTES TO FINANCIAL STATEMENTS—(Continued)

February 29, 2004

(Unaudited)

3.     Agreements— (Continued)

monthly, at the following annual rates as a percentage of each respective Portfolio’s average daily net assets:

Portfolio	Fee

Money Market	0.10%
Government Securities	0.10
Mortgage Securities	0.05

      CUFSLP has voluntarily agreed to limit its administration fee with respect to the Money Market Portfolio to 0.02% of average daily net assets. This voluntary limitation may be modified or eliminated by CUFSLP in the future at its discretion. For the six months ended February 29, 2004, CUFSLP waived administration fees amounting to approximately $422,000.

      CUFSLP has agreed that to the extent the total annualized expenses (excluding interest, taxes, brokerage and extraordinary expenses) (the “Expenses”) of the Money Market Portfolio exceed 0.20% of the average daily net assets, CUFSLP will either reduce the administration fees otherwise payable or pay such Expenses of the Money Market Portfolio. For the six months ended February 29, 2004, no expenses were required to be reimbursed by CUFSLP under this agreement.

      CUFSLP and GSAM have each voluntarily agreed to limit the other annualized ordinary expenses (excluding advisory fees, administration fees, interest, taxes, brokerage and extraordinary expenses) of the Government Securities Portfolio such that CUFSLP will reimburse expenses that exceed 0.05% up to 0.10% of the Government Securities Portfolio’s average daily net assets, and GSAM will reimburse expenses that exceed 0.10% up to 0.15% of the Government Securities Portfolio’s average daily net assets. For the six months ended February 29, 2004, no expenses were required to be reimbursed by CUFSLP or GSAM under this agreement.

      In addition, the Portfolios have entered into certain expense offset arrangements with the custodian resulting in a reduction in the Portfolios’ expenses. For the six months ended February 29, 2004, custody fee reductions for the Money Market, Government Securities and Mortgage Securities Portfolios amounted to approximately $200, $1,600 and $2,600, respectively.

      Callahan Financial Services, Inc. and Goldman Sachs serve as exclusive distributors of Units of the Portfolios. For the six months ended February 29, 2004, neither party received any compensation for this service. Goldman Sachs also serves as Transfer Agent of the Portfolios and receives a fee from the Government Securities and Mortgage Securities Portfolios.

TRUST FOR CREDIT UNIONS

NOTES TO FINANCIAL STATEMENTS—(Continued)

February 29, 2004

(Unaudited)

4.	Investment Transactions

      The cost of purchases and proceeds of sales and maturities of long-term securities for the Government Securities Portfolio and Mortgage Securities Portfolio for the six months ended February 29, 2004 were as follows ($ in thousands):

	Government	Mortgage
	Securities	Securities
	Portfolio	Portfolio

Purchases of U.S. Government and agency obligations	$1,046,092	$891,749
Purchases (excluding U.S. Government and agency obligations)	40,163	59,077
Sales or maturities of U.S. Government and agency obligations	663,483	798,396
Sales or maturities (excluding U.S. Government and agency obligations)	1,652	45,535

5.	Line of Credit Facility

      The Portfolios participate in a $350,000,000 committed, unsecured revolving line of credit facility. Under the most restrictive arrangement, each Portfolio must own securities having a market value in excess of 400% of the total bank borrowings. This facility is to be used solely for temporary or emergency purposes. The interest rate on borrowings is based on the federal funds rate. The committed facility also requires a fee to be paid by the Portfolios based on the amount of the commitment which has not been utilized. During the six months ended February 29, 2004, the Portfolios did not have any borrowings under this facility.

6.	Other Matters

      Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein, the Money Market Portfolio may enter into certain principal transactions, including repurchase agreements, with Goldman Sachs.

7.	Joint Repurchase Agreement Accounts

      Pursuant to exemptive relief granted by the SEC and the terms and conditions contained therein, the Portfolios, together with other registered investment companies having advisory agreements with GSAM, may transfer uninvested cash balances into joint accounts, the daily aggregate balances of which are invested in repurchase agreements.

      As of February 29, 2004, the Money Market Portfolio had an undivided interest in the repurchase agreements in Joint Repurchase Agreement Account I which equaled $135,400,000 in principal amount.

TRUST FOR CREDIT UNIONS

NOTES TO FINANCIAL STATEMENTS—(Continued)

February 29, 2004

(Unaudited)

7.	Joint Repurchase Agreement Accounts— (Continued)

As of February 29, 2004, the following repurchase agreements in Joint Repurchase Agreement Account I were fully collateralized by U.S. Treasury obligations.

Joint Repurchase Agreement Account I

	Principal	Interest	Maturity
Repurchase Agreements	Amount	Rate	Date	Maturity Value

ABN AMRO, Inc.	$500,000,000	1.00%	03/01/2004	$500,041,667
Banc of America Securities LLC	800,000,000	1.00	03/01/2004	800,066,667
Credit Suisse First Boston Corp.	250,000,000	1.00	03/01/2004	250,020,833
Deutsche Bank Securities, Inc.	425,000,000	1.05	03/01/2004	425,037,188
Greenwich Capital Markets	400,000,000	1.01	03/01/2004	400,033,667
J.P. Morgan Chase & Co.	1,000,000,000	1.03	03/01/2004	1,000,085,833
UBS LLC	1,046,100,000	1.00	03/01/2004	1,046,187,175

TOTAL	$4,421,100,000			$4,421,473,030

      As of February 29, 2004, the Money Market Portfolio, the Government Securities Portfolio and the Mortgage Securities Portfolio had undivided interests in the repurchase agreements in Joint Repurchase Agreement Account II which equaled $410,000,000, $171,100,000 and $52,800,000, respectively, in principal amount. As of February 29, 2004, the repurchase agreements in Joint Repurchase Agreement Account II were fully collateralized by Federal Agency obligations.

Joint Repurchase Agreement Account II

	Principal	Interest	Maturity
Repurchase Agreements	Amount	Rate	Date	Maturity Value

Banc of America Securities LLC	$1,550,000,000	1.07%	03/01/2004	$1,550,138,208
Deutsche Bank Securities, Inc.	600,000,000	1.06	03/01/2004	600,053,000
Greenwich Capital Markets	500,000,000	1.06	03/01/2004	500,044,167
J.P. Morgan Chase & Co.	523,600,000	1.08	03/01/2004	523,647,124
Lehman Brothers, Inc.	500,000,000	1.08	03/01/2004	500,045,000
Morgan Stanley	400,000,000	1.08	03/01/2004	400,036,000
UBS LLC	1,400,000,000	1.06	03/01/2004	1,400,123,667
UBS LLC	200,000,000	1.07	03/01/2004	200,017,833
Westdeutsche Landesbank AG	550,000,000	1.07	03/01/2004	550,049,042

TOTAL	$6,223,600,000			$6,224,154,041

TRUST FOR CREDIT UNIONS

NOTES TO FINANCIAL STATEMENTS—(Continued)

February 29, 2004

(Unaudited)

8.	Additional Tax Information

      As of the most recent fiscal year ended August 31, 2003, the Portfolios’ capital loss carryforwards and certain timing differences on a tax basis were as follows:

	Government	Mortgage
	Securities	Securities
	Portfolio	Portfolio

Timing differences (dividends payable and post October losses)	$(15,307,207)	$(4,629,029)
Capital loss carryforward	(12,226,965)	(7,798,635)
Capital loss carryforward years of expiration	2004-2011	2004-2011

      There were no significant book to tax differences for the Money Market Portfolio.

      The amortized cost for the Money Market Portfolio stated in the accompanying Statements of Assets and Liabilities also represents aggregate cost for U.S. federal income tax purposes. At February 29, 2004, the Portfolios’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Government	Mortgage
	Securities	Securities
	Portfolio	Portfolio

Tax cost	$1,498,958,098	$809,677,015

Gross unrealized gain	4,526,156	6,306,645
Gross unrealized loss	(8,150,393)	(3,393,455)

Net unrealized security gain (loss)	$(3,624,237)	$2,913,190

      The difference between book-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales.

9.	Subsequent Events

      On March 22, 2004, the Board of Trustees of the Trust for Credit Unions approved the change of the name of the Government Securities Portfolio to the Ultra Short Duration Government Portfolio and approved the change of the name of the Mortgage Securities Portfolio to the Short Duration Portfolio.

TRUST

for Credit Unions

Trustees
D. Michael Riley, Chairman
Gary Oakland, Vice-Chairman
James C. Barr
Edgar F. Callahan
Robert M. Coen
John T. Collins
Thomas S. Condit
Rudolph J. Hanley
Betty G. Hobbs
Wendell A. Sebastian

Officers
Charles W. Filson, President
James A. Fitzpatrick, Vice President
John M. Perlowski, Treasurer
Howard B. Surloff, Secretary
Kaysie P. Uniacke, Assistant Secretary

Administrator
Callahan Credit Union Financial Services, Inc.,
Limited Liability Limited Partnership

Investment Adviser
Goldman Sachs Asset Management, L.P.,
an affiliate of Goldman, Sachs & Co.

Transfer Agent
Goldman, Sachs & Co.

Distributors
Callahan Financial Services, Inc.

Goldman, Sachs & Co.

Independent Auditors
PricewaterhouseCoopers LLP

Return address:
Goldman Sachs Funds
4900 Sears Tower, 51st Floor
Chicago, IL 60606

PRSRT STD
U.S. POSTAGE PAID
BOWNE FULFILLMENT
SOLUTIONS

Goldman Sachs Funds 4900 Sears Tower, 51st Floor, Chicago, IL 60606

TCUSAR04

ITEM 2.	CODE OF ETHICS.

(a)	As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(b)	During the period covered by this report, no amendments were made to the provisions of the Code of Ethics.

(c)	During the period covered by this report, the registrant did not grant any waivers, including an implicit waiver, from any provision of the Code of Ethics.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

(a)	The registrant’s board of trustees has determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its audit committee. D. Michael Riley is the “audit committee financial expert” and is “independent” (as each item is defined in Item 3 of Form N-CSR).

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to the semi-annual report for the period ended February 29, 2004.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable to the semi-annual report for the period ended February 29, 2004.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 9.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 10.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

ITEM 11.	EXHIBITS.

(a)(1)	Trust for Credit Unions’ Code of Ethics for Principal Executive and Senior Financial Officers is incorporated by reference to Exhibit 10(a)(1) of the registrant’s Form N-CSR filed on November 7, 2003 (Accession Number 0000950123-03-012301).

(a)(2) Exhibit 99.CERT	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 filed herewith

Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust For Credit Unions

By:	/s/ CHARLES W. FILSON

Charles W. Filson
President/Principal Executive Officer of
Trust For Credit Unions

Date:	April 16, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ CHARLES W. FILSON

Charles W. Filson
President/Principal Executive Officer of
Trust For Credit Unions

Date:	April 16, 2004

By:	/s/ JOHN M. PERLOWSKI

John M. Perlowski
Treasurer/Principal Financial Officer of
Trust For Credit Unions

Date:	April 23, 2004